Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other current payables [abstract]
Trade payables	¥ 144,419	¥ 113,119
Salaries and welfare payable	8,975	8,649
Dividends payable by subsidiaries to non-controlling shareholders	419	952
Interests payable	2,672	4,034
Construction fee and equipment cost payables	92,683	107,199
Other	53,834	82,187
Accounts payable and accrued liabilities	¥ 303,002	¥ 316,140